American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
November 30, 2025

Avantis Core Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 63.0%
Aerospace and Defense — 1.1%
General Dynamics Corp., 4.25%, 4/1/40	2,051,000	1,909,145
Howmet Aerospace, Inc., 5.90%, 2/1/27	300,000	306,687
Lockheed Martin Corp., 4.70%, 12/15/31	2,354,000	2,421,151
Lockheed Martin Corp., 3.90%, 6/15/32	1,088,000	1,071,109
Lockheed Martin Corp., 5.25%, 1/15/33	2,235,000	2,363,620
Lockheed Martin Corp., 4.75%, 2/15/34	828,000	842,454
Lockheed Martin Corp., 4.80%, 8/15/34	1,303,000	1,330,540
Lockheed Martin Corp., 4.50%, 5/15/36	2,142,000	2,117,810
RTX Corp., 5.15%, 2/27/33	315,000	328,755
RTX Corp., 6.10%, 3/15/34	181,000	199,799
RTX Corp., 6.05%, 6/1/36	991,000	1,092,099
RTX Corp., 4.45%, 11/16/38	431,000	410,785
Textron, Inc., 3.90%, 9/17/29	1,303,000	1,286,653
Textron, Inc., 2.45%, 3/15/31	791,000	719,550
		16,400,157
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 4.875%, 3/3/33(1)	2,057,000	2,135,540
United Parcel Service, Inc., 5.15%, 5/22/34	650,000	680,414
United Parcel Service, Inc., 5.25%, 5/14/35(1)	660,000	690,475
United Parcel Service, Inc., 6.20%, 1/15/38	2,634,000	2,936,359
		6,442,788
Automobiles — 0.7%
American Honda Finance Corp., 4.80%, 3/5/30	1,018,000	1,040,917
American Honda Finance Corp., 5.05%, 7/10/31	4,683,000	4,821,528
American Honda Finance Corp., 4.90%, 1/10/34	240,000	242,396
Toyota Motor Credit Corp., 4.80%, 1/5/34	542,000	556,352
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,005,000	3,174,115
		9,835,308
Banks — 5.9%
African Development Bank, 0.875%, 3/23/26	1,853,000	1,835,707
African Development Bank, 4.375%, 11/3/27	955,000	969,203
African Development Bank, 3.50%, 9/18/29	945,000	941,559
Asian Development Bank, 1.00%, 4/14/26	496,000	490,783
Asian Development Bank, 2.00%, 4/24/26	600,000	595,584
Asian Development Bank, 3.625%, 8/28/29	1,488,000	1,490,325
Asian Development Bank, 0.75%, 10/8/30	500,000	436,096
Asian Development Bank, 3.875%, 9/28/32	1,000,000	1,002,427
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	926,000	928,607
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,099,000	1,109,105
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	1,802,000	1,862,281
Banco Santander SA, 3.80%, 2/23/28	400,000	396,814
Bank of America Corp., 5.875%, 2/7/42	2,367,000	2,556,212
Bank of America Corp., VRN, 3.59%, 7/21/28	800,000	793,960
Bank of America Corp., VRN, 5.20%, 4/25/29	996,000	1,021,610
Bank of America Corp., VRN, 4.27%, 7/23/29	415,000	417,680
Bank of Montreal, 5.51%, 6/4/31	3,391,000	3,588,873
Bank of Nova Scotia, 5.45%, 8/1/29	2,085,000	2,178,539
Bank of Nova Scotia, 2.15%, 8/1/31	1,638,000	1,463,046

Bank of Nova Scotia, 5.65%, 2/1/34	809,000	866,005
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	2,571,000	2,457,714
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	748,000	820,375
Citibank NA, 5.57%, 4/30/34	1,774,000	1,890,412
Citigroup, Inc., 8.125%, 7/15/39	959,000	1,240,880
Citigroup, Inc., 5.875%, 1/30/42	673,000	716,717
Citigroup, Inc., VRN, 4.79%, 3/4/29	210,000	213,003
Citigroup, Inc., VRN, 4.91%, 5/24/33	600,000	611,209
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,084,000	1,987,236
Cooperatieve Rabobank UA, 5.25%, 5/24/41	2,515,000	2,546,057
Council of Europe Development Bank, 0.875%, 9/22/26	1,023,000	999,833
Council of Europe Development Bank, 4.125%, 1/24/29	1,317,000	1,338,619
Council of Europe Development Bank, 4.50%, 1/15/30	1,121,000	1,158,521
European Bank for Reconstruction & Development, 4.125%, 1/25/29	800,000	813,270
European Investment Bank, 4.375%, 3/19/27	550,000	555,238
European Investment Bank, 3.25%, 11/15/27	1,000,000	994,590
European Investment Bank, 4.75%, 6/15/29	1,512,000	1,571,295
European Investment Bank, 0.75%, 9/23/30	925,000	808,869
European Investment Bank, 4.625%, 2/12/35	750,000	784,739
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	900,000	948,460
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	1,300,000	1,355,101
Inter-American Development Bank, 4.00%, 1/12/28	385,000	388,646
Inter-American Development Bank, 1.125%, 7/20/28	319,000	299,835
Inter-American Development Bank, 3.125%, 9/18/28	1,064,000	1,052,364
Inter-American Development Bank, 1.125%, 1/13/31	1,538,000	1,355,739
Inter-American Investment Corp., 4.75%, 9/19/28	465,000	478,682
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,904,000	1,777,347
International Bank for Reconstruction & Development, 0.875%, 5/14/30	2,329,000	2,067,924
International Finance Corp., 0.75%, 10/8/26	320,000	312,028
JPMorgan Chase & Co., 5.50%, 10/15/40	3,209,000	3,390,210
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,018,000	1,017,206
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	597,000	596,552
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,035,000	1,045,279
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	800,000	840,303
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	835,000	860,410
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	610,000	604,023
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	1,200,000	1,210,764
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	1,011,609
Lloyds Banking Group PLC, VRN, 5.46%, 1/5/28	615,000	623,665
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	109,252
Nordic Investment Bank, 3.75%, 5/9/30	850,000	854,614
Oesterreichische Kontrollbank AG, 4.75%, 5/21/27	705,000	716,567
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,344,000	1,389,766
Royal Bank of Canada, 4.95%, 2/1/29	846,000	870,974
Royal Bank of Canada, 3.875%, 5/4/32	818,000	798,581
Royal Bank of Canada, 5.00%, 2/1/33	1,411,000	1,460,838
Royal Bank of Canada, 5.00%, 5/2/33	1,192,000	1,232,396
Royal Bank of Canada, 5.15%, 2/1/34	2,243,000	2,359,535
Royal Bank of Canada, VRN, 4.97%, 5/2/31	1,000,000	1,027,517
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	414,000	431,738
Sumitomo Mitsui Financial Group, Inc., 5.85%, 7/13/30	270,000	288,702
Toronto-Dominion Bank, 4.99%, 4/5/29	128,000	131,598
Toronto-Dominion Bank, 3.20%, 3/10/32	1,633,000	1,528,052
Toronto-Dominion Bank, 4.46%, 6/8/32	1,649,000	1,655,116
Truist Financial Corp., VRN, 4.87%, 1/26/29	1,099,000	1,116,300

Truist Financial Corp., VRN, 5.07%, 5/20/31	1,500,000	1,544,314
U.S. Bancorp, 1.375%, 7/22/30	1,000,000	886,083
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,112,000	1,134,012
		87,225,095
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,303,000	2,302,253
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	1,088,000	1,087,647
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	395,000	410,670
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34(1)	318,000	331,053
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	986,000	950,621
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	988,000	1,287,630
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	811,000	850,439
Brown-Forman Corp., 4.75%, 4/15/33	1,635,000	1,664,393
Constellation Brands, Inc., 2.25%, 8/1/31	165,000	146,360
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	616,082
PepsiCo, Inc., 5.00%, 2/7/35	985,000	1,019,696
		10,666,844
Biotechnology — 0.8%
AbbVie, Inc., 4.875%, 3/15/30	1,067,000	1,103,015
AbbVie, Inc., 4.55%, 3/15/35	2,020,000	2,012,695
AbbVie, Inc., 5.20%, 3/15/35	1,841,000	1,922,794
AbbVie, Inc., 4.50%, 5/14/35	2,922,000	2,900,479
AbbVie, Inc., 4.30%, 5/14/36	1,198,000	1,162,906
Amgen, Inc., 5.15%, 11/15/41	490,000	480,605
Biogen, Inc., 5.05%, 1/15/31(1)	1,776,000	1,840,464
Gilead Sciences, Inc., 5.65%, 12/1/41	715,000	751,711
		12,174,669
Broadline Retail — 0.1%
eBay, Inc., 6.30%, 11/22/32	1,275,000	1,402,608
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	456,000	492,852
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	921,000	824,230
		1,317,082
Capital Markets — 3.7%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	3,170,000	3,260,253
Ameriprise Financial, Inc., 4.50%, 5/13/32	2,350,000	2,373,708
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,785,000	1,861,327
BlackRock Funding, Inc., 5.00%, 3/14/34	2,594,000	2,690,437
Brookfield Finance, Inc., 4.35%, 4/15/30	1,415,000	1,421,887
Brookfield Finance, Inc., 2.72%, 4/15/31	4,800,000	4,401,660
Cboe Global Markets, Inc., 1.625%, 12/15/30	705,000	624,777
Cboe Global Markets, Inc., 3.00%, 3/16/32	2,869,000	2,659,463
Charles Schwab Corp., 3.20%, 1/25/28	520,000	512,761
Charles Schwab Corp., 2.75%, 10/1/29	547,000	521,488
Credit Suisse USA LLC, 7.125%, 7/15/32	1,846,000	2,126,184
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,150,000	1,205,775
Franklin Resources, Inc., 1.60%, 10/30/30	512,000	452,417
Goldman Sachs Group, Inc., 2.60%, 2/7/30	1,169,000	1,098,594
Goldman Sachs Group, Inc., 3.80%, 3/15/30	1,154,000	1,139,299
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	531,000	556,242
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	250,000	259,076
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	1,000,000	1,001,397
Intercontinental Exchange, Inc., 4.35%, 6/15/29	281,000	284,295
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,478,000	4,696,351
Intercontinental Exchange, Inc., 4.60%, 3/15/33	416,000	421,984

Lazard Group LLC, 6.00%, 3/15/31	965,000	1,024,309
LPL Holdings, Inc., 6.75%, 11/17/28	618,000	659,722
LPL Holdings, Inc., 5.75%, 6/15/35	6,013,000	6,218,834
Morgan Stanley, 3.125%, 7/27/26	279,000	277,454
Morgan Stanley, 7.25%, 4/1/32	4,243,000	4,926,573
Morgan Stanley, VRN, 1.51%, 7/20/27	632,000	621,553
Morgan Stanley, VRN, 5.16%, 4/20/29	665,000	680,944
Morgan Stanley, VRN, 3.62%, 4/1/31	500,000	487,674
Morgan Stanley, VRN, 5.19%, 4/17/31	130,000	134,589
Nasdaq, Inc., 5.55%, 2/15/34	2,192,000	2,317,313
Northern Trust Corp., 1.95%, 5/1/30	412,000	378,138
State Street Corp., 4.83%, 4/24/30	1,586,000	1,636,326
TPG Operating Group II LP, 5.875%, 3/5/34	1,220,000	1,279,585
		54,212,389
Chemicals — 0.6%
CF Industries, Inc., 5.15%, 3/15/34	2,197,000	2,219,203
Eastman Chemical Co., 5.625%, 2/20/34	472,000	487,945
EIDP, Inc., 5.125%, 5/15/32	1,776,000	1,830,100
Mosaic Co., 5.375%, 11/15/28	400,000	413,312
Mosaic Co., 5.45%, 11/15/33	2,063,000	2,136,903
Nutrien Ltd., 2.95%, 5/13/30	672,000	636,523
RPM International, Inc., 4.55%, 3/1/29	1,234,000	1,249,854
		8,973,840
Commercial Services and Supplies — 0.6%
Eaton Capital ULC, 4.45%, 5/9/30	1,850,000	1,872,810
Republic Services, Inc., 4.75%, 7/15/30	1,681,000	1,727,131
Republic Services, Inc., 5.00%, 4/1/34	1,147,000	1,186,365
Waste Management, Inc., 4.80%, 3/15/32	2,462,000	2,531,683
Waste Management, Inc., 4.875%, 2/15/34	1,671,000	1,724,431
		9,042,420
Communications Equipment — 0.3%
Cisco Systems, Inc., 4.95%, 2/24/32	465,000	483,232
Cisco Systems, Inc., 5.90%, 2/15/39	624,000	681,468
Cisco Systems, Inc., 5.50%, 1/15/40	3,298,000	3,481,015
Motorola Solutions, Inc., 5.55%, 8/15/35	340,000	354,797
		5,000,512
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,270,000	2,133,329
Quanta Services, Inc., 2.35%, 1/15/32	600,000	531,395
		2,664,724
Consumer Finance — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	250,000	246,268
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	4,040,000	4,342,396
American Express Co., VRN, 5.02%, 4/25/31	610,000	630,579
American Express Co., VRN, 4.80%, 10/24/36	960,000	955,560
Capital One Financial Corp., 6.70%, 11/29/32	4,890,000	5,420,610
Capital One Financial Corp., VRN, 6.31%, 6/8/29	900,000	945,311
Capital One Financial Corp., VRN, 5.27%, 5/10/33	900,000	924,566
		13,465,290
Consumer Staples Distribution & Retail — 1.1%
Kroger Co., 7.50%, 4/1/31	1,747,000	2,004,177
Sysco Corp., 5.375%, 9/21/35	5,209,000	5,426,195
Target Corp., 4.50%, 9/15/32(1)	1,250,000	1,265,698
Target Corp., 6.50%, 10/15/37	5,460,000	6,290,526
Walmart, Inc., 5.25%, 9/1/35	960,000	1,026,341

Walmart, Inc., 4.30%, 4/22/44	680,000	620,190
		16,633,127
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.00%, 12/15/29	510,000	489,661
Sonoco Products Co., 2.85%, 2/1/32	494,000	446,976
		936,637
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	1,236,000	1,006,665
Trustees of Princeton University, 5.70%, 3/1/39	1,670,000	1,829,749
		2,836,414
Diversified REITs — 1.7%
Boston Properties LP, 2.75%, 10/1/26	373,000	368,494
Brixmor Operating Partnership LP, 5.20%, 4/1/32	2,540,000	2,610,658
ERP Operating LP, 2.50%, 2/15/30(1)	1,217,000	1,143,130
Essex Portfolio LP, 5.375%, 4/1/35	3,655,000	3,808,234
Extra Space Storage LP, 2.35%, 3/15/32	316,000	276,490
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	1,100,000	945,000
Prologis LP, 2.25%, 4/15/30	2,129,000	1,975,829
Prologis LP, 4.75%, 1/15/31	2,932,000	3,005,164
Prologis LP, 1.625%, 3/15/31	1,535,000	1,345,182
Prologis LP, 5.25%, 5/15/35	3,865,000	4,014,022
Simon Property Group LP, 5.50%, 3/8/33	1,071,000	1,136,818
Simon Property Group LP, 6.25%, 1/15/34	831,000	917,310
Simon Property Group LP, 6.75%, 2/1/40	2,732,000	3,182,356
		24,728,687
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.25%, 2/1/32	200,000	176,441
AT&T, Inc., 4.90%, 8/15/37	200,000	197,123
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	832,000	977,746
Sprint Capital Corp., 8.75%, 3/15/32	666,000	810,842
Telefonica Emisiones SA, 7.05%, 6/20/36	485,000	546,892
Telefonica Europe BV, 8.25%, 9/15/30	484,000	557,065
Verizon Communications, Inc., 2.55%, 3/21/31	1,042,000	953,610
Verizon Communications, Inc., 2.36%, 3/15/32	128,000	113,163
Verizon Communications, Inc., 4.75%, 1/15/33	800,000	805,111
Verizon Communications, Inc., 5.05%, 5/9/33	290,000	299,336
Verizon Communications, Inc., 4.50%, 8/10/33	464,000	460,273
Verizon Communications, Inc., 6.40%, 9/15/33	1,626,000	1,804,568
Verizon Communications, Inc., 4.40%, 11/1/34	1,295,000	1,258,551
		8,960,721
Electric Utilities — 4.8%
AEP Texas, Inc., 5.40%, 6/1/33	1,991,000	2,068,488
AEP Texas, Inc., 5.70%, 5/15/34	385,000	403,896
Alabama Power Co., 5.85%, 11/15/33	1,155,000	1,250,729
Alabama Power Co., 6.00%, 3/1/39	2,503,000	2,734,780
American Electric Power Co., Inc., 2.30%, 3/1/30	724,000	669,923
American Electric Power Co., Inc., 5.95%, 11/1/32	1,004,000	1,085,117
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	885,000	961,671
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,163,000	2,475,637
Commonwealth Edison Co., 5.90%, 3/15/36	2,861,000	3,119,447
Connecticut Light & Power Co., 4.95%, 8/15/34	1,896,000	1,926,850
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	618,780
DTE Electric Co., 3.00%, 3/1/32	873,000	811,103
DTE Electric Co., 5.20%, 3/1/34	1,193,000	1,242,358
DTE Electric Co., Series C, 2.625%, 3/1/31	1,047,000	968,313

Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	285,152
Duke Energy Ohio, Inc., 5.25%, 4/1/33	385,000	402,974
Entergy Louisiana LLC, 5.15%, 9/15/34	427,000	440,074
Eversource Energy, 5.50%, 1/1/34	200,000	206,857
Eversource Energy, 5.95%, 7/15/34	1,308,000	1,391,461
Exelon Corp., 5.125%, 3/15/31	1,836,000	1,901,549
Exelon Corp., 4.95%, 6/15/35	1,457,000	1,461,165
Florida Power & Light Co., 2.45%, 2/3/32	545,000	493,972
Florida Power & Light Co., 5.10%, 4/1/33	1,225,000	1,277,537
Florida Power & Light Co., 5.30%, 6/15/34	1,747,000	1,838,672
Florida Power & Light Co., 5.00%, 8/1/34	1,365,000	1,402,987
Georgia Power Co., 4.70%, 5/15/32	1,415,000	1,442,823
Georgia Power Co., 4.30%, 3/15/42	355,000	315,968
Louisville Gas & Electric Co., 5.45%, 4/15/33	400,000	422,399
MidAmerican Energy Co., 6.75%, 12/30/31	2,525,000	2,864,002
MidAmerican Energy Co., 5.35%, 1/15/34	420,000	442,761
Nevada Power Co., Series N, 6.65%, 4/1/36	3,096,000	3,515,832
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,775,000	1,633,259
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	235,000	241,792
Northern States Power Co., 6.25%, 6/1/36	2,513,000	2,802,277
NSTAR Electric Co., 4.85%, 3/1/30	380,000	390,101
Ohio Power Co., 2.60%, 4/1/30	180,000	168,137
Pacific Gas & Electric Co., 5.55%, 5/15/29	992,000	1,026,127
PacifiCorp, 2.70%, 9/15/30	940,000	867,332
PacifiCorp, 7.70%, 11/15/31	2,191,000	2,511,660
PPL Electric Utilities Corp., 5.00%, 5/15/33	1,605,000	1,660,915
PPL Electric Utilities Corp., 6.25%, 5/15/39	3,634,000	4,080,643
Public Service Co. of Colorado, 5.35%, 5/15/34	1,070,000	1,111,889
Public Service Co. of Colorado, 6.25%, 9/1/37	932,000	1,030,198
Public Service Electric & Gas Co., 4.90%, 12/15/32	1,315,000	1,353,583
Puget Energy, Inc., 4.10%, 6/15/30	125,000	122,546
Southern Co., 5.70%, 3/15/34	1,170,000	1,236,239
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	515,000	532,451
Virginia Electric & Power Co., 5.30%, 8/15/33	305,000	318,938
Virginia Electric & Power Co., 5.15%, 3/15/35	300,000	307,732
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,572,000	1,706,219
Wisconsin Electric Power Co., 5.00%, 5/15/29	340,000	350,517
Wisconsin Electric Power Co., 4.60%, 10/1/34	5,373,000	5,384,605
Xcel Energy, Inc., 5.45%, 8/15/33	1,095,000	1,139,215
		70,419,652
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	2,066,000	2,139,929
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 3.00%, 10/30/29	300,000	287,121
Tyco Electronics Group SA, 5.00%, 5/9/35	340,000	345,949
		633,070
Energy Equipment and Services — 0.5%
Halliburton Co., 7.45%, 9/15/39	1,955,000	2,349,953
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)(2)	485,000	490,334
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	3,767,000	3,853,194
		6,693,481
Entertainment — 0.7%
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	2,285,000	2,621,431
Walt Disney Co., 6.55%, 3/15/33	2,115,000	2,416,692
Walt Disney Co., 6.40%, 12/15/35	2,493,000	2,842,007

Walt Disney Co., 6.65%, 11/15/37	2,208,000	2,556,388
		10,436,518
Financial Services — 1.8%
Apollo Global Management, Inc., 6.375%, 11/15/33	4,042,000	4,470,199
Corebridge Financial, Inc., 3.90%, 4/5/32	1,847,000	1,756,791
Corebridge Financial, Inc., 6.05%, 9/15/33	3,267,000	3,480,178
Corebridge Financial, Inc., 5.75%, 1/15/34	1,465,000	1,529,636
Equitable Holdings, Inc., 5.59%, 1/11/33	925,000	969,344
Fidelity National Information Services, Inc., 5.10%, 7/15/32(1)	435,000	446,024
Mastercard, Inc., 2.00%, 11/18/31	1,296,000	1,154,790
National Rural Utilities Cooperative Finance Corp., 5.00%, 2/7/31	355,000	367,614
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	1,739,000	2,065,840
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33(1)	3,992,000	4,297,462
PayPal Holdings, Inc., 4.40%, 6/1/32	248,000	248,646
Visa, Inc., 4.15%, 12/14/35	6,276,000	6,119,964
		26,906,488
Food Products — 1.4%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,918,000	2,822,506
Archer-Daniels-Midland Co., 2.90%, 3/1/32	890,000	821,915
Archer-Daniels-Midland Co., 5.94%, 10/1/32	1,670,000	1,832,047
Archer-Daniels-Midland Co., 4.50%, 8/15/33	992,000	998,072
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	265,000	244,498
Conagra Brands, Inc., 8.25%, 9/15/30	1,030,000	1,188,580
Conagra Brands, Inc., 5.30%, 11/1/38	1,994,000	1,926,613
General Mills, Inc., 2.25%, 10/14/31	461,000	410,486
General Mills, Inc., 4.95%, 3/29/33	100,000	102,009
Hershey Co., 4.50%, 5/4/33	1,642,000	1,658,380
Ingredion, Inc., 2.90%, 6/1/30	1,127,000	1,060,513
J.M. Smucker Co., 4.25%, 3/15/35	994,000	945,207
Kraft Heinz Foods Co., 4.25%, 3/1/31	460,000	456,840
Kraft Heinz Foods Co., 5.20%, 3/15/32(1)	1,716,000	1,772,489
Mars, Inc., 5.00%, 3/1/32(2)	2,567,000	2,654,281
Mondelez International, Inc., 1.50%, 2/4/31	1,362,000	1,186,148
		20,080,584
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	744,000	701,276
Southern California Gas Co., 5.20%, 6/1/33	235,000	243,720
		944,996
Ground Transportation — 1.8%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	1,916,000	2,059,975
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	940,000	933,925
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	440,000	429,212
Burlington Northern Santa Fe LLC, 4.90%, 4/1/44	100,000	95,726
Canadian National Railway Co., 3.85%, 8/5/32	2,062,000	2,007,784
Canadian National Railway Co., 6.25%, 8/1/34	6,377,000	7,121,529
Canadian Pacific Railway Co., 4.80%, 3/30/30	1,616,000	1,659,002
Canadian Pacific Railway Co., 5.20%, 3/30/35	1,781,000	1,846,620
CSX Corp., 4.10%, 11/15/32	741,000	731,872
CSX Corp., 5.20%, 11/15/33	405,000	424,696
CSX Corp., 4.75%, 5/30/42	270,000	254,913
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,175,000	2,224,902
Uber Technologies, Inc., 4.80%, 9/15/34	2,791,000	2,808,374
Union Pacific Corp., 3.70%, 3/1/29	550,000	546,637
Union Pacific Corp., 2.80%, 2/14/32	1,275,000	1,174,635

Union Pacific Corp., 4.50%, 1/20/33(1)	1,770,000	1,795,539
		26,115,341
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 6.00%, 4/1/39	2,987,000	3,356,024
Boston Scientific Corp., 6.25%, 11/15/35	750,000	845,380
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	795,000	842,302
Medtronic Global Holdings SCA, 4.50%, 3/30/33	750,000	755,373
Medtronic, Inc., 4.375%, 3/15/35	3,126,000	3,098,237
Smith & Nephew PLC, 2.03%, 10/14/30	744,000	669,045
Solventum Corp., 5.45%, 3/13/31	193,000	201,583
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	2,642,000	2,764,085
		12,532,029
Health Care Providers and Services — 1.7%
Bon Secours Mercy Health, Inc., 3.46%, 6/1/30	480,000	469,280
Cigna Group, 5.40%, 3/15/33	668,000	700,485
Cigna Group, 5.25%, 2/15/34	615,000	637,139
Cigna Group, 4.80%, 8/15/38	5,516,000	5,343,324
CommonSpirit Health, 2.78%, 10/1/30	550,000	513,942
Elevance Health, Inc., 4.10%, 5/15/32	2,471,000	2,413,808
Elevance Health, Inc., 6.375%, 6/15/37	2,840,000	3,124,241
HCA, Inc., 4.125%, 6/15/29	1,194,000	1,191,634
HCA, Inc., 5.45%, 4/1/31	543,000	568,128
HCA, Inc., 3.625%, 3/15/32	1,762,000	1,671,828
HCA, Inc., 5.60%, 4/1/34	290,000	304,378
Humana, Inc., 4.875%, 4/1/30	1,277,000	1,295,664
Humana, Inc., 2.15%, 2/3/32(1)	894,000	776,385
Humana, Inc., 5.875%, 3/1/33	717,000	757,808
Humana, Inc., 5.95%, 3/15/34	729,000	770,493
Humana, Inc., 5.55%, 5/1/35	3,164,000	3,248,761
McKesson Corp., 4.95%, 5/30/32	165,000	170,498
UnitedHealth Group, Inc., 4.95%, 1/15/32	1,105,000	1,139,004
UnitedHealth Group, Inc., 4.50%, 4/15/33	150,000	149,762
		25,246,562
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,045,000	1,062,066
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	1,898,000	1,782,003
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	1,000,000	848,261
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	1,014,000	875,234
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	1,640,000	1,633,969
Healthpeak OP LLC, 5.25%, 12/15/32	535,000	552,702
Healthpeak OP LLC, 5.375%, 2/15/35	120,000	123,499
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	2,867,000	2,678,869
Welltower OP LLC, 4.50%, 7/1/30	3,462,000	3,510,087
Welltower OP LLC, 5.125%, 7/1/35	670,000	689,435
		13,756,125
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc., 6.30%, 10/10/33	492,000	535,875
Expedia Group, Inc., 3.25%, 2/15/30	2,123,000	2,040,917
Expedia Group, Inc., 2.95%, 3/15/31	380,000	353,618
Hyatt Hotels Corp., 5.75%, 3/30/32	1,879,000	1,972,795
Marriott International, Inc., 5.55%, 10/15/28	2,020,000	2,102,220
Marriott International, Inc., 5.10%, 4/15/32	2,675,000	2,764,513
McDonald's Corp., 4.70%, 12/9/35	1,311,000	1,316,677
McDonald's Corp., 6.30%, 3/1/38	1,059,000	1,188,437
		12,275,052

Household Durables — 0.4%
PulteGroup, Inc., 6.375%, 5/15/33	5,624,000	6,193,568
Household Products — 0.1%
Procter & Gamble Co., 5.55%, 3/5/37	1,786,000	1,954,136
Industrial Conglomerates — 1.2%
3M Co., 4.80%, 3/15/30	2,074,000	2,128,881
3M Co., 5.70%, 3/15/37	1,439,000	1,540,950
Eaton Corp., 4.15%, 3/15/33	2,724,000	2,701,105
Honeywell International, Inc., 5.00%, 2/15/33	1,282,000	1,329,166
Honeywell International, Inc., 4.50%, 1/15/34	101,000	100,715
Honeywell International, Inc., 5.00%, 3/1/35	3,606,000	3,703,095
Honeywell International, Inc., 5.70%, 3/15/37	4,443,000	4,781,104
Siemens Funding BV, 4.60%, 5/28/30(2)	1,500,000	1,530,992
		17,816,008
Insurance — 4.3%
Allstate Corp., 5.25%, 3/30/33	2,373,000	2,476,757
American International Group, Inc., 5.125%, 3/27/33	1,374,000	1,420,825
Aon Corp., 2.80%, 5/15/30	2,024,000	1,907,945
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,000,000	1,045,888
Chubb Corp., Series 1, 6.50%, 5/15/38	2,900,000	3,297,768
Chubb INA Holdings LLC, 5.00%, 3/15/34	2,092,000	2,152,318
Cincinnati Financial Corp., 6.125%, 11/1/34	4,325,000	4,684,121
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	5,947,000	6,101,153
Hartford Insurance Group, Inc., 2.80%, 8/19/29	1,040,000	993,275
Hartford Insurance Group, Inc., 6.10%, 10/1/41	2,888,000	3,131,871
Marsh & McLennan Cos., Inc., 4.375%, 3/15/29	355,000	359,157
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	1,682,000	1,536,281
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	3,928,000	3,819,623
Principal Financial Group, Inc., 6.05%, 10/15/36	5,302,000	5,808,748
Progressive Corp., 6.625%, 3/1/29	745,000	806,254
Progressive Corp., 3.20%, 3/26/30	971,000	939,205
Progressive Corp., 6.25%, 12/1/32	2,541,000	2,835,869
Progressive Corp., 4.95%, 6/15/33	2,348,000	2,421,919
Prudential Financial, Inc., 5.20%, 3/14/35	2,632,000	2,714,852
Prudential Financial, Inc., 6.625%, 6/21/40	3,745,000	4,342,868
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	817,000	875,367
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,822,000	1,750,853
RenaissanceRe Holdings Ltd., 5.75%, 6/5/33	775,000	814,885
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	1,000,000	1,053,721
Travelers Cos., Inc., 6.25%, 6/15/37	4,139,000	4,655,093
Travelers Property Casualty Corp., 6.375%, 3/15/33	1,405,000	1,591,601
		63,538,217
Interactive Media and Services — 0.6%
Alphabet, Inc., 4.375%, 11/15/32	1,909,000	1,932,785
Alphabet, Inc., 4.70%, 11/15/35	2,617,000	2,660,273
Meta Platforms, Inc., 4.60%, 11/15/32	3,778,000	3,835,587
		8,428,645
IT Services — 0.8%
International Business Machines Corp., 1.95%, 5/15/30	2,225,000	2,030,076
International Business Machines Corp., 4.40%, 7/27/32	1,857,000	1,864,902
International Business Machines Corp., 5.60%, 11/30/39	2,884,000	3,035,251
Leidos, Inc., 4.375%, 5/15/30	2,189,000	2,193,348
Leidos, Inc., 5.75%, 3/15/33	145,000	154,202
VeriSign, Inc., 5.25%, 6/1/32	3,027,000	3,113,178
		12,390,957

Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc., 2.75%, 9/15/29	560,000	533,276
Revvity, Inc., 3.30%, 9/15/29	1,383,000	1,335,146
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,657,000	2,759,401
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32(1)	572,000	595,123
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33(1)	849,000	886,584
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	357,000	374,059
Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	1,854,000	1,894,385
		8,377,974
Machinery — 1.5%
Caterpillar, Inc., 5.20%, 5/15/35	3,874,000	4,057,407
Caterpillar, Inc., 5.20%, 5/27/41	2,133,000	2,175,638
Cummins, Inc., 4.70%, 2/15/31	5,950,000	6,101,332
Cummins, Inc., 5.15%, 2/20/34	1,507,000	1,568,799
IDEX Corp., 3.00%, 5/1/30	422,000	400,464
John Deere Capital Corp., 4.40%, 9/8/31	1,858,000	1,880,525
John Deere Capital Corp., 3.90%, 6/7/32	929,000	915,261
John Deere Capital Corp., 4.35%, 9/15/32	225,000	226,833
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	373,000	387,940
John Deere Capital Corp., Series I, 5.15%, 9/8/33	1,265,000	1,330,776
Nordson Corp., 5.80%, 9/15/33	185,000	198,211
PACCAR Financial Corp., 5.00%, 3/22/34	2,123,000	2,210,854
Parker-Hannifin Corp., 4.20%, 11/21/34	838,000	822,012
		22,276,052
Media — 0.4%
Comcast Corp., 2.65%, 2/1/30	1,069,000	1,007,969
Comcast Corp., 3.40%, 4/1/30	201,000	194,943
Comcast Corp., 4.25%, 10/15/30	539,000	540,458
Comcast Corp., 5.50%, 11/15/32	250,000	265,195
Comcast Corp., 7.05%, 3/15/33	280,000	322,372
Comcast Corp., 5.17%, 1/15/37(2)	186,000	185,832
Fox Corp., 5.48%, 1/25/39	1,987,000	2,013,584
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	560,000	565,565
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	410,000	419,716
		5,515,634
Metals and Mining — 0.8%
Barrick North America Finance LLC, 5.70%, 5/30/41	944,000	973,502
BHP Billiton Finance USA Ltd., 5.25%, 9/8/26	76,000	76,709
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,081,000	2,132,700
Freeport-McMoRan, Inc., 4.625%, 8/1/30	593,000	596,381
Freeport-McMoRan, Inc., 5.45%, 3/15/43	215,000	209,543
Kinross Gold Corp., 6.25%, 7/15/33	2,956,000	3,247,237
Newmont Corp., 5.875%, 4/1/35	1,917,000	2,082,519
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	2,292,000	2,360,168
Steel Dynamics, Inc., 3.25%, 1/15/31	904,000	862,044
		12,540,803
Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	900,000	935,735
Consumers Energy Co., 4.625%, 5/15/33	3,520,000	3,559,063
Dominion Energy, Inc., 5.375%, 11/15/32	525,000	548,791
Dominion Energy, Inc., 5.95%, 6/15/35	1,714,000	1,842,045
NiSource, Inc., 3.60%, 5/1/30	525,000	511,042
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,424,000	1,270,784
San Diego Gas & Electric Co., 5.40%, 4/15/35	1,762,000	1,838,741

Sempra, 6.00%, 10/15/39	470,000	496,410
		11,002,611
Oil, Gas and Consumable Fuels — 4.5%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,058,000	1,072,514
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,976,000	2,033,317
BP Capital Markets America, Inc., 2.72%, 1/12/32	190,000	173,716
BP Capital Markets America, Inc., 4.81%, 2/13/33	1,061,000	1,079,982
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,501,000	1,537,729
BP Capital Markets America, Inc., 4.99%, 4/10/34	1,205,000	1,237,970
BP Capital Markets America, Inc., 5.23%, 11/17/34	3,738,000	3,894,140
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,900,000	3,041,236
Cheniere Energy Partners LP, 5.95%, 6/30/33	260,000	276,407
Chevron USA, Inc., 4.85%, 10/15/35	1,250,000	1,272,300
Chevron USA, Inc., 6.00%, 3/1/41	3,571,000	3,942,530
ConocoPhillips, 6.50%, 2/1/39	1,877,000	2,135,007
ConocoPhillips Co., 6.80%, 3/15/32	225,000	252,838
ConocoPhillips Co., 6.60%, 10/1/37	992,000	1,119,472
DCP Midstream Operating LP, 8.125%, 8/16/30	3,472,000	4,018,588
Diamondback Energy, Inc., 5.15%, 1/30/30	380,000	391,218
Diamondback Energy, Inc., 5.40%, 4/18/34	491,000	504,890
Diamondback Energy, Inc., 5.55%, 4/1/35	1,866,000	1,930,195
Enbridge Energy Partners LP, Series B, 7.50%, 4/15/38	1,587,000	1,893,616
Enbridge, Inc., 5.70%, 3/8/33	130,000	137,731
Energy Transfer LP, 6.10%, 12/1/28	350,000	368,204
Energy Transfer LP, 5.25%, 4/15/29	185,000	190,434
Energy Transfer LP, 7.50%, 7/1/38	1,569,000	1,839,616
EOG Resources, Inc., 5.00%, 7/15/32	155,000	159,193
EQT Corp., 5.00%, 1/15/29	125,000	126,787
EQT Corp., 7.00%, 2/1/30	1,186,000	1,290,725
EQT Corp., 5.75%, 2/1/34	757,000	797,811
Equinor ASA, 1.75%, 1/22/26	746,000	743,584
Equinor ASA, 7.25%, 9/23/27	1,155,000	1,225,259
Equinor ASA, 3.125%, 4/6/30	1,345,000	1,298,541
Exxon Mobil Corp., 4.23%, 3/19/40	756,000	702,507
Hess Corp., 7.30%, 8/15/31	950,000	1,099,914
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	540,000	594,307
Kinder Morgan, Inc., 7.80%, 8/1/31	228,000	265,567
Kinder Morgan, Inc., 5.20%, 6/1/33	231,000	238,581
Kinder Morgan, Inc., 5.30%, 12/1/34	2,823,000	2,902,624
MPLX LP, 5.00%, 3/1/33	590,000	596,343
MPLX LP, 5.40%, 9/15/35	480,000	485,932
ONEOK, Inc., 3.40%, 9/1/29	129,000	124,631
Phillips 66 Co., 5.30%, 6/30/33	650,000	674,075
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	3,451,000	3,784,873
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	1,421,634	1,507,230
Shell International Finance BV, 2.75%, 4/6/30	352,000	335,951
Shell International Finance BV, 6.375%, 12/15/38	866,000	968,482
Shell International Finance BV, 5.50%, 3/25/40	755,000	789,098
Suncor Energy, Inc., 6.85%, 6/1/39	1,220,000	1,368,953
Targa Resources Corp., 4.90%, 9/15/30	300,000	306,222
Targa Resources Corp., 6.125%, 3/15/33	1,087,000	1,166,083
Targa Resources Corp., 6.50%, 3/30/34	860,000	945,331
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	142,000	144,538
TransCanada PipeLines Ltd., 6.20%, 10/15/37	915,000	987,162
TransCanada PipeLines Ltd., 7.625%, 1/15/39	1,468,000	1,770,553

Valero Energy Corp., 5.15%, 2/15/30	2,557,000	2,638,703
Valero Energy Corp., 6.625%, 6/15/37	1,655,000	1,848,826
Williams Cos., Inc., 4.90%, 3/15/29	350,000	357,528
Williams Cos., Inc., 5.65%, 3/15/33	350,000	370,383
		66,959,947
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31	2,033,000	2,485,389
Passenger Airlines — 0.1%
Southwest Airlines Co., 2.625%, 2/10/30	1,159,000	1,074,351
United Airlines Pass-Through Trust, Class AA, 5.45%, 8/15/38	135,173	140,564
		1,214,915
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	368,000	371,010
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	2,202,000	2,249,779
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,432,000	2,661,691
Kenvue, Inc., 4.90%, 3/22/33	655,000	671,959
Unilever Capital Corp., 5.90%, 11/15/32	2,832,000	3,108,219
Unilever Capital Corp., 5.00%, 12/8/33	1,135,000	1,184,540
Unilever Capital Corp., 4.625%, 8/12/34	940,000	954,180
		11,201,378
Pharmaceuticals — 2.7%
Astrazeneca Finance LLC, 2.25%, 5/28/31	1,096,000	1,001,068
Astrazeneca Finance LLC, 4.875%, 3/3/33	750,000	779,118
Astrazeneca Finance LLC, 5.00%, 2/26/34	150,000	156,421
AstraZeneca PLC, 1.375%, 8/6/30	245,000	218,266
AstraZeneca PLC, 6.45%, 9/15/37	1,012,000	1,168,284
Bristol-Myers Squibb Co., 5.75%, 2/1/31	506,000	543,051
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,966,000	2,056,636
Bristol-Myers Squibb Co., 2.95%, 3/15/32	1,022,000	950,601
Bristol-Myers Squibb Co., 5.90%, 11/15/33	357,000	394,196
Bristol-Myers Squibb Co., 5.20%, 2/22/34	4,057,000	4,259,005
Eli Lilly & Co., 4.70%, 2/27/33(1)	650,000	668,064
Eli Lilly & Co., 4.70%, 2/9/34	400,000	407,887
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	2,582,000	2,630,374
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	1,542,000	1,644,026
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	3,321,000	3,780,930
Johnson & Johnson, 3.625%, 3/3/37	1,105,000	1,013,181
Johnson & Johnson, 5.85%, 7/15/38	3,169,000	3,539,271
Merck & Co., Inc., 4.50%, 5/17/33	405,000	411,616
Merck & Co., Inc., 6.50%, 12/1/33	3,896,000	4,449,232
Merck & Co., Inc., 2.35%, 6/24/40	585,000	429,238
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,370,000	1,500,935
Novartis Capital Corp., 4.20%, 9/18/34	850,000	837,649
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	178,477
Pfizer, Inc., 4.00%, 12/15/36(1)	450,000	426,377
Pfizer, Inc., 7.20%, 3/15/39	650,000	787,571
Royalty Pharma PLC, 2.20%, 9/2/30	2,438,000	2,211,295
Royalty Pharma PLC, 2.15%, 9/2/31	400,000	351,873
Wyeth LLC, 6.50%, 2/1/34	1,163,000	1,320,262
Wyeth LLC, 5.95%, 4/1/37	1,635,000	1,787,688
		39,902,592
Professional Services — 0.5%
Automatic Data Processing, Inc., 4.45%, 9/9/34	175,000	175,270
Paychex, Inc., 5.35%, 4/15/32	2,548,000	2,650,734
Paychex, Inc., 1, 5.60%, 4/15/35	1,992,000	2,095,787

Verisk Analytics, Inc., 5.25%, 3/15/35	2,653,000	2,717,784
		7,639,575
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 2.50%, 4/1/31	2,600,000	2,368,406
CBRE Services, Inc., 5.95%, 8/15/34	1,007,000	1,085,460
		3,453,866
Residential REITs — 1.1%
AvalonBay Communities, Inc., 3.30%, 6/1/29	195,000	190,254
AvalonBay Communities, Inc., 4.35%, 12/1/30(3)	1,800,000	1,809,153
AvalonBay Communities, Inc., 5.00%, 2/15/33	3,919,000	4,040,376
AvalonBay Communities, Inc., 5.35%, 6/1/34	3,018,000	3,160,951
Camden Property Trust, 2.80%, 5/15/30	1,423,000	1,345,720
UDR, Inc., 3.00%, 8/15/31	2,117,000	1,965,633
UDR, Inc., 2.10%, 8/1/32	2,271,000	1,954,065
UDR, Inc., 1.90%, 3/15/33	1,954,000	1,619,619
		16,085,771
Retail REITs — 0.4%
Kimco Realty OP LLC, 2.80%, 10/1/26	280,000	277,449
Kimco Realty OP LLC, 6.40%, 3/1/34	380,000	422,248
Realty Income Corp., 4.00%, 7/15/29	115,000	114,811
Realty Income Corp., 3.25%, 1/15/31	1,324,000	1,259,893
Realty Income Corp., 5.625%, 10/13/32	1,220,000	1,302,712
Realty Income Corp., 5.125%, 4/15/35	2,205,000	2,257,812
		5,634,925
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc., 3.92%, 6/1/32	821,000	809,177
Analog Devices, Inc., 5.05%, 4/1/34	780,000	813,883
Applied Materials, Inc., 5.85%, 6/15/41	3,436,000	3,703,335
Broadcom, Inc., 4.30%, 11/15/32	3,062,000	3,046,684
Broadcom, Inc., 2.60%, 2/15/33	691,000	614,496
Broadcom, Inc., 4.93%, 5/15/37(2)	1,489,000	1,497,193
KLA Corp., 4.65%, 7/15/32	2,383,000	2,435,365
KLA Corp., 4.70%, 2/1/34	445,000	450,702
Marvell Technology, Inc., 2.95%, 4/15/31	2,150,000	1,995,781
Marvell Technology, Inc., 5.45%, 7/15/35(1)	380,000	393,114
Micron Technology, Inc., 4.66%, 2/15/30	785,000	795,290
Micron Technology, Inc., 5.875%, 2/9/33	550,000	586,053
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	284,985
QUALCOMM, Inc., 2.15%, 5/20/30	190,000	175,331
QUALCOMM, Inc., 4.25%, 5/20/32	404,000	405,758
QUALCOMM, Inc., 4.75%, 5/20/32	285,000	293,077
QUALCOMM, Inc., 4.65%, 5/20/35	1,773,000	1,792,352
Texas Instruments, Inc., 4.90%, 3/14/33	685,000	709,671
Texas Instruments, Inc., 4.85%, 2/8/34	771,000	796,931
		21,599,178
Software — 0.7%
Atlassian Corp., 5.50%, 5/15/34	180,000	186,975
Autodesk, Inc., 2.85%, 1/15/30	2,061,000	1,954,069
Intuit, Inc., 5.20%, 9/15/33	510,000	535,795
Microsoft Corp., 3.50%, 2/12/35(1)	1,148,000	1,094,991
Microsoft Corp., 4.20%, 11/3/35(1)	590,000	597,541
Microsoft Corp., 3.45%, 8/8/36	2,103,000	1,949,930
Microsoft Corp., 4.10%, 2/6/37	499,000	490,995
Oracle Corp., 3.90%, 5/15/35	1,388,000	1,227,667
Oracle Corp., 3.85%, 7/15/36	1,366,000	1,176,975

Oracle Corp., 6.50%, 4/15/38	1,000,000	1,047,263
		10,262,201
Specialized REITs — 0.9%
American Tower Corp., 2.90%, 1/15/30	1,182,000	1,119,092
American Tower Corp., 4.90%, 3/15/30	940,000	962,339
American Tower Corp., 2.10%, 6/15/30	171,000	155,442
American Tower Corp., 5.65%, 3/15/33	210,000	221,931
American Tower Corp., 5.55%, 7/15/33	1,091,000	1,147,699
American Tower Corp., 5.35%, 3/15/35	2,625,000	2,707,790
Crown Castle, Inc., 5.60%, 6/1/29	700,000	727,684
Crown Castle, Inc., 3.10%, 11/15/29	600,000	572,909
Crown Castle, Inc., 2.10%, 4/1/31	1,900,000	1,675,768
Crown Castle, Inc., 5.10%, 5/1/33	258,000	261,959
Public Storage Operating Co., 2.30%, 5/1/31	784,000	711,010
Public Storage Operating Co., 2.25%, 11/9/31	299,000	267,490
VICI Properties LP, 5.625%, 4/1/35	1,748,000	1,791,332
Weyerhaeuser Co., 4.00%, 11/15/29	490,000	486,319
		12,808,764
Specialty Retail — 1.0%
AutoZone, Inc., 4.75%, 2/1/33	435,000	437,868
AutoZone, Inc., 5.20%, 8/1/33	2,116,000	2,185,508
Home Depot, Inc., 4.75%, 6/25/29	218,000	223,719
Home Depot, Inc., 4.85%, 6/25/31	1,215,000	1,260,070
Home Depot, Inc., 4.95%, 6/25/34	2,498,000	2,571,713
Home Depot, Inc., 5.875%, 12/16/36	3,564,000	3,897,216
Home Depot, Inc., 5.95%, 4/1/41	1,791,000	1,936,822
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	115,354
Lowe's Cos., Inc., 5.50%, 10/15/35	1,899,000	1,996,032
		14,624,302
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 4.50%, 2/23/36(1)	775,000	792,326
Dell International LLC/EMC Corp., 6.20%, 7/15/30	100,000	107,158
Dell International LLC/EMC Corp., 5.75%, 2/1/33	2,033,000	2,154,570
Dell, Inc., 6.50%, 4/15/38	1,735,000	1,893,701
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	781,000	791,230
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	2,054,000	2,232,431
HP, Inc., 2.65%, 6/17/31	195,000	176,610
HP, Inc., 4.20%, 4/15/32	726,000	709,069
HP, Inc., 5.50%, 1/15/33	822,000	852,654
NetApp, Inc., 5.50%, 3/17/32	2,755,000	2,881,982
		12,591,731
Transportation Infrastructure — 0.0%
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	740,696	651,622
Water Utilities — 0.3%
American Water Capital Corp., 2.30%, 6/1/31	1,774,000	1,606,343
American Water Capital Corp., 5.25%, 3/1/35	2,177,000	2,256,681
		3,863,024
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 5.30%, 2/15/34	850,000	862,073
T-Mobile USA, Inc., 2.55%, 2/15/31	1,322,000	1,211,465
T-Mobile USA, Inc., 2.25%, 11/15/31	1,299,000	1,154,780
T-Mobile USA, Inc., 5.125%, 5/15/32	1,724,000	1,785,233
Vodafone Group PLC, 6.25%, 11/30/32	650,000	709,875
Vodafone Group PLC, 6.15%, 2/27/37	2,627,000	2,882,026

Vodafone Group PLC, 5.00%, 5/30/38	1,326,000	1,319,077
		9,924,529
TOTAL CORPORATE BONDS (Cost $916,004,498)		932,037,453
U.S. TREASURY SECURITIES — 24.4%
U.S. Treasury Bonds, 4.50%, 8/15/39	3,140,800	3,197,052
U.S. Treasury Bonds, 1.125%, 8/15/40	7,944,700	5,091,125
U.S. Treasury Bonds, 1.375%, 11/15/40	9,290,000	6,154,988
U.S. Treasury Bonds, 2.25%, 5/15/41	6,270,000	4,707,888
U.S. Treasury Bonds, 2.00%, 11/15/41	11,645,000	8,295,243
U.S. Treasury Bonds, 2.75%, 8/15/42	7,460,000	5,879,704
U.S. Treasury Bonds, 3.125%, 2/15/43	6,960,000	5,747,709
U.S. Treasury Bonds, 2.875%, 5/15/43	8,250,000	6,539,092
U.S. Treasury Bonds, 3.625%, 2/15/44	3,418,000	2,998,494
U.S. Treasury Bonds, 2.50%, 2/15/45	14,780,000	10,716,077
U.S. Treasury Notes, 0.375%, 12/31/25	7,560,000	7,538,823
U.S. Treasury Notes, 2.625%, 12/31/25	11,760,000	11,747,253
U.S. Treasury Notes, 0.375%, 1/31/26	12,050,000	11,978,721
U.S. Treasury Notes, 4.25%, 1/31/26	7,710,000	7,714,087
U.S. Treasury Notes, 1.625%, 2/15/26	6,500,000	6,470,474
U.S. Treasury Notes, 0.50%, 2/28/26	13,510,000	13,399,412
U.S. Treasury Notes, 4.625%, 2/28/26	13,960,000	13,984,610
U.S. Treasury Notes, 0.75%, 3/31/26	12,560,000	12,436,787
U.S. Treasury Notes, 4.50%, 3/31/26	14,000,000	14,030,704
U.S. Treasury Notes, 2.375%, 4/30/26	11,750,000	11,682,553
U.S. Treasury Notes, 3.875%, 5/31/27	8,610,000	8,650,359
U.S. Treasury Notes, 3.875%, 7/15/28	14,380,000	14,518,745
U.S. Treasury Notes, 1.125%, 8/31/28	14,240,000	13,365,019
U.S. Treasury Notes, 1.25%, 9/30/28	14,440,000	13,574,446
U.S. Treasury Notes, 1.375%, 10/31/28	15,110,000	14,228,780
U.S. Treasury Notes, 1.375%, 12/31/28	16,530,000	15,516,569
U.S. Treasury Notes, 2.375%, 3/31/29	10,560,000	10,182,769
U.S. Treasury Notes, 4.50%, 5/31/29	11,020,000	11,371,047
U.S. Treasury Notes, 1.50%, 2/15/30	10,170,000	9,359,379
U.S. Treasury Notes, 0.625%, 5/15/30	9,770,000	8,590,158
U.S. Treasury Notes, 4.125%, 8/31/30(4)	10,510,000	10,749,144
U.S. Treasury Notes, 3.75%, 12/31/30	10,510,000	10,572,198
U.S. Treasury Notes, 4.25%, 2/28/31	11,945,000	12,295,651
U.S. Treasury Notes, 2.75%, 8/15/32	12,710,000	11,947,400
U.S. Treasury Notes, 3.50%, 2/15/33	10,860,000	10,649,163
U.S. Treasury Notes, 4.25%, 5/15/35	8,554,400	8,732,839
U.S. Treasury Notes, 4.25%, 8/15/35	6,480,000	6,607,069
TOTAL U.S. TREASURY SECURITIES (Cost $358,597,787)		361,221,531
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.2%
GNMA, 3.50%, TBA(5)	16,500,000	15,129,082
GNMA, 3.50%, TBA(5)	15,000,000	13,753,711
GNMA, 4.50%, TBA(5)	7,000,000	6,842,910
GNMA, 4.50%, TBA(5)	4,000,000	3,912,891
GNMA, 5.00%, TBA(5)	23,000,000	22,977,733
GNMA, 5.00%, TBA(5)	18,000,000	17,961,480
GNMA, 5.50%, TBA(5)	18,000,000	18,180,610
GNMA, 5.50%, TBA(5)	14,000,000	14,127,896
UMBS, 2.00%, TBA(5)	7,000,000	6,473,174

UMBS, 3.50%, TBA(5)	17,000,000	15,726,362
UMBS, 3.50%, TBA	5,000,000	4,862,178
UMBS, 4.00%, TBA(5)	25,000,000	23,804,486
UMBS, 4.00%, TBA(5)	15,000,000	14,288,551
UMBS, 4.00%, TBA	10,000,000	9,864,727
UMBS, 4.50%, TBA(5)	25,000,000	24,455,617
UMBS, 4.50%, TBA(5)	10,000,000	9,790,840
UMBS, 4.50%, TBA(5)	8,000,000	8,001,247
UMBS, 5.00%, TBA(5)	15,000,000	14,971,654
UMBS, 5.00%, TBA	9,500,000	9,473,884
UMBS, 5.50%, TBA(5)	15,000,000	15,178,543
UMBS, 5.50%, TBA(5)	13,500,000	13,672,291
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $283,040,772)		283,449,867
U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	750,000	752,704
Federal Farm Credit Banks Funding Corp., 3.625%, 9/15/26	1,000,000	999,629
FHLB, 1.05%, 8/13/26	500,000	490,822
FHLB, 4.00%, 10/9/26	450,000	451,292
FHLB, 4.625%, 11/17/26	1,450,000	1,463,059
FHLB, 1.25%, 12/21/26	1,250,000	1,221,766
FHLB, 3.25%, 6/9/28	500,000	496,910
FHLB, 3.25%, 11/16/28	820,000	816,150
FHLMC, 0.80%, 10/27/26	1,000,000	974,340
FHLMC, 6.75%, 9/15/29	260,000	289,245
FHLMC, 6.75%, 3/15/31	1,241,000	1,424,523
FHLMC, 6.25%, 7/15/32	949,000	1,084,360
FNMA, 2.125%, 4/24/26	957,000	950,798
FNMA, 1.875%, 9/24/26	1,494,000	1,472,459
FNMA, 6.25%, 5/15/29	485,000	527,990
FNMA, 7.25%, 5/15/30	610,000	701,511
FNMA, 6.625%, 11/15/30	597,000	677,762
Tennessee Valley Authority, 3.875%, 3/15/28	1,200,000	1,207,095
Tennessee Valley Authority, 7.125%, 5/1/30	1,092,000	1,245,867
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	440,893
Tennessee Valley Authority, 4.875%, 5/15/35	650,000	679,819
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $18,210,255)		18,368,994
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 3.875%, 2/14/28	1,000,000	1,007,530
Export Development Canada, 4.125%, 2/13/29	665,000	676,614
		1,684,144
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	441,989
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,105,018)		2,126,133
SHORT-TERM INVESTMENTS — 10.7%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,316,529	6,316,529
State Street Navigator Securities Lending Government Money Market Portfolio(6)	14,814,825	14,814,825
		21,131,354
Treasury Bills(7) — 9.3%
U.S. Treasury Bills, 3.96%, 12/2/25	20,000,000	19,997,822
U.S. Treasury Bills, 4.04%, 12/4/25	20,000,000	19,993,558

U.S. Treasury Bills, 3.99%, 12/11/25	5,000,000	4,994,569
U.S. Treasury Bills, 3.97%, 12/16/25	7,000,000	6,988,627
U.S. Treasury Bills, 3.97%, 12/18/25	20,000,000	19,963,134
U.S. Treasury Bills, 3.98%, 12/23/25	25,000,000	24,940,514
U.S. Treasury Bills, 3.98%, 12/26/25	20,000,000	19,946,008
U.S. Treasury Bills, 3.95%, 12/30/25	20,000,000	19,937,642
		136,761,874
TOTAL SHORT-TERM INVESTMENTS (Cost $157,894,244)		157,893,228
TOTAL INVESTMENT SECURITIES — 118.7% (Cost $1,735,852,574)		1,755,097,206
OTHER ASSETS AND LIABILITIES — (18.7)%		(276,107,325)
TOTAL NET ASSETS — 100.0%		$1,478,989,881

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	30	March 2026	$3,523,125	$11,895

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 45	Sell	1.00%	12/20/30	$30,000,000	$643,566	$89,066	$732,632

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,335,763. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,312,979, which represented 1.1% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $882,637.
(5)Collateral has been received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $372,921.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,814,825.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$932,037,453	—
U.S. Treasury Securities	—	361,221,531	—
U.S. Government Agency Mortgage-Backed Securities	—	283,449,867	—
U.S. Government Agency Securities	—	18,368,994	—
Sovereign Governments and Agencies	—	2,126,133	—
Short-Term Investments	$21,131,354	136,761,874	—
	$21,131,354	$1,733,965,852	—
Other Financial Instruments
Futures Contracts	$11,895	—	—
Swap Agreements	—	$732,632	—
	$11,895	$732,632	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.